Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Fixed Assets, Net [Abstract]
Schedule Of Net Fixed Assets
	December 31
	2013	2012
Machinery and equipment	40,347	36,424
Leasehold improvements	9,321	8,558
Motor vehicles	114	102
Office furniture and equipment	1,653	1,530

Fixed assets	51,435	46,614

Accumulated depreciation	(41,327)	(37,539)

Fixed assets less accumulated depreciation	10,108	9,075